Cover	Jul. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43387
Entity Registrant Name	Bleichroeder Acquisition Corp. III
Entity Central Index Key	0002128045
Entity Tax Identification Number	98-1931116
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Fl 47
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212
Local Phone Number	984-3835
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	BCCQU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BCCQ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	BCCQW
Security Exchange Name	NASDAQ